INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 2018
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates	$ 129,322	$ 131,704
Equity method investments	126,200	128,300
Income tax expense related to equity method investment	4,900	5,800	$ 4,400
Goodwill	429,590	513,312	497,453
Contingent consideration	7,406	9,115	6,813
Other investments	$ 3,100	$ 3,400
Legacy Dole | Total Produce
Schedule of Equity Method Investments [Line Items]
Ownership percentage				45.00%
Suri Associate | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Schedule of Equity Method Investments [Line Items]
(Loss) gain on disposal of equity method investments			$ 600
Skyview Cooling of Yuma | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Schedule of Equity Method Investments [Line Items]
Ownership percentage disposed of		0.50
Carrying value of investment sold		$ 1,100
(Loss) gain on disposal of equity method investments		$ (500)
Lettaba Pakkers | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Schedule of Equity Method Investments [Line Items]
Ownership percentage disposed of	0.26
Carrying value of investment sold	$ 500
(Loss) gain on disposal of equity method investments	$ 500